COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	Nov. 10, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Contingent liability | ¥		¥ 14,882	¥ 14,882
Court granted preliminary approval of the parties settlement agreement | $	$ 2,250
Subsequent Event
COMMITMENTS AND CONTINGENCIES
Court granted preliminary approval of the parties settlement agreement | $	$ 2,250
Future minimum advertising commitments
COMMITMENTS AND CONTINGENCIES
Non cancellable contractual obligation | ¥		¥ 110,500	¥ 110,300